CONDENSED FINANCIAL INFORMATION OF REGISTRANT PARENT COMPANY - Schedule of Condensed Balance Sheet (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 47,879,178	$ 38,107,922	$ 39,633,526	$ 21,808,279	$ 19,638,609
Prepaid expenses and other assets	26,751,528	14,655,788		11,441,973
Total current assets	694,517,477	513,358,592		388,135,140
LONG-TERM ASSETS:
Prepaid expenses and other assets	20,977,267	20,166,955		17,811,311
TOTAL ASSETS	831,774,778	610,710,026		443,277,571
CURRENT LIABILITIES:
Accrued expenses	43,951,179	36,271,436		27,676,444
Total current liabilities	560,295,096	384,752,452		295,335,642
LONG-TERM LIABILITIES:
Long-term debt	117,500,000	69,000,000		26,100,000
Other long-term liabilities	3,993,258	5,115,648		4,901,025
Total long-term liabilities	152,558,418	108,636,833		37,481,212
Total liabilities	712,853,514	493,389,285		332,816,854
EQUITY:
Members' equity (Shares authorized 100,000; issued and outstanding 100,000)	120,404,613	119,151,495		112,985,419
Accumulated other comprehensive loss	(1,902,717)	(1,953,795)		(2,524,702)
Total members' equity	118,501,896	117,197,700		110,460,717
Non-controlling interest	419,368	123,041
Total equity	118,921,264	117,320,741	$ 128,531,492	110,460,717	$ 68,296,989	$ 57,882,867
TOTAL LIABILITIES AND EQUITY	$ 831,774,778	610,710,026		443,277,571
Parent | Reporting entity
CURRENT ASSETS:
Cash and cash equivalents		244,498		262,118
Intercompany receivable		255,039,654		112,577,703
Prepaid expenses and other assets		507,762		442,904
Total current assets		255,791,914		113,282,725
LONG-TERM ASSETS:
Prepaid expenses and other assets		4,508,358		4,193,494
Investment in subsidiaries		38,679,304		25,451,874
Total long-term assets		43,187,662		29,645,368
TOTAL ASSETS		298,979,576		142,928,093
CURRENT LIABILITIES:
Intercompany payable		112,724,826		6,042,953
Accrued expenses		132,738		40,938
Total current liabilities		112,857,564		6,083,891
LONG-TERM LIABILITIES:
Long-term debt		68,000,000		26,100,000
Other long-term liabilities		801,271		283,485
Total long-term liabilities		68,801,271		26,383,485
Total liabilities		181,658,835		32,467,376
EQUITY:
Members' equity (Shares authorized 100,000; issued and outstanding 100,000)		119,151,495		112,985,419
Accumulated other comprehensive loss		(1,953,795)		(2,524,702)
Total members' equity		117,197,700		110,460,717
Non-controlling interest		123,041
Total equity		117,320,741		110,460,717
TOTAL LIABILITIES AND EQUITY		$ 298,979,576		$ 142,928,093